PROVISIONS AND CONTINGENT LIABILITIES - Probable losses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT
Provision on legal proceedings, current	R$ 2,267,649	R$ 1,722,562
NONCURRENT
Provision on legal proceedings, non-current	31,142,222	24,108,078
Total	33,409,871	25,830,640
Civil
CURRENT
Provision on legal proceedings, current	2,262,622	1,719,597
NONCURRENT
Provision on legal proceedings, non-current	28,338,928	21,775,547
Total	30,601,550	23,495,144
Labor
CURRENT
Provision on legal proceedings, current	5,027	2,965
NONCURRENT
Provision on legal proceedings, non-current	2,233,654	2,079,618
Total	2,238,681	2,082,583
Tax
NONCURRENT
Provision on legal proceedings, non-current	R$ 569,640	R$ 252,913